Note 24 - Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Subsequent Events [Text Block]
24.	Subsequent events

In
January 2018,
the Company acquired Ovenia Group Oy, a real estate management and services firm with
500
employees headquartered in Helsinki, Finland. In
February 2018,
the Company acquired a controlling interest in IREA Corporate Finance SL, a real estate advisory firm headquartered in Madrid, Spain. The initial cash consideration for these acquisitions was
$82,002.
These acquisitions will be accounted for using the acquisition method of accounting for business combinations.